Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Tax Credit Carryforward [Line Items]
Change in valuation allowance	$ 1,792	$ 2,253	$ 515
Income tax holiday description	Profits generated from certain products of SMI Taiwan are exempted from income tax for five years beginning January 1, 2012.
Tax holidays, tax savings amount	$ 4,648	$ 906	$ 2,573
Tax holidays, per share effect on earnings	$ 0.03	$ 0.01	$ 0.02
Accumulated undistributed earnings from a foreign subsidiary	$ 297,000
Deferred tax liability on undistributed foreign earnings	0
Unrecognized tax benefit	10,286	$ 5,639	$ 4,655	$ 5,815
Total amount of interest expense and penalties	575	363	$ 343
Total amount of accrued interest and penalties	2,587	$ 1,977
Federal
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards for income tax purposes	$ 12,334
Federal net operating loss carryforwards expiration year	2036
Research And Development | Federal
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 2,486
Tax credit carryforward expiration year for federal	2036
Research And Development | State
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 1,742
Tax credit carryforward expiration year for state	No expiration date
Taiwan
Tax Credit Carryforward [Line Items]
Income tax exemption term	5 years
FCI | Research And Development
Tax Credit Carryforward [Line Items]
Deferred tax assets tax credit carryforwards	$ 4,418
FCI | Research And Development | Minimum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal	2017
FCI | Research And Development | Maximum
Tax Credit Carryforward [Line Items]
Tax credit carryforward expiration year for federal	2021